Commitments	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments
11. Commitments
Operating Leases
The Company has entered into the SRI Equipment Leases (see Note
10
). Rent expense under the SRI Equipment Leases for the year ended December 31, 2021 was $93,247, and was $99,247 for the year ended December 31, 2020, respectively.
The Company has entered into the SRI Office Lease (see Note 10). Rent expense under the SRI Office Lease for the year ended December 31, 2021 was $24,711, and was $10,920 for the year ended December 31, 2020, respectively.
The Company has entered into the ABCI Office Lease (see Note 10). Rent expense under the ABCI Office Lease for the year ended December 31, 2021 was $30,800, and was $25,200 for the year ended December 31, 2020.
In February 2017, ADOMANI, Inc. signed a lease for storage space in Stockton, California to serve as a location to store vehicles and other equipment utilized for marketing and trade-show purposes. The lease is on a month-to-month
basis and can be terminated by either party with

30-
days’
notice. The total amount due monthly is

$
1,000
.
In October 2017, ADOMANI, Inc. signed a non-cancellable lease for its former corporate office space in Corona, California, to serve as its corporate headquarters. The lease was for a period of
 65 months, terminating February 28, 2023. The base rent for the term of the lease was $568,912.

The total amount due monthly is $7,600 at commencement and would have escalated to $10,560 by its conclusion had ADOMANI, Inc. remained a tenant. In November 2020, ADOMANI, Inc. vacated this space following staff reductions and moved remaining staff into the space discussed in the following paragraph. The Company ceased paying the rent on this facility after October 2020, but the expense was accrued. Two of the four suites covered by this lease were re-leased
by the building management in March and April 2021, ending the Company’s obligation on those two suites. In June 2021, the landlord advised the Company that the remaining two suites were re-leased
with a commencement date of September 1, 2021. On July 2, 2021, a resolution was reached with the landlord, whereby the parties mutually agreed to terminate the lease as of July 31, 2021 and the Company would be released from all obligations under the lease, in consideration of the Company’s agreement to pay the landlord an amount equal
to

$
60,630
,
 representing the aggregate amount then owed to the landlord under the lease net of the Company’s
$11,616
security deposit retained by the landlord, which amount was paid in full on July 2, 2021. See Note 13.
In December 2019, ADOMANI, Inc. signed a lease for combined office space and warehouse location in Corona, California. The facility had been used to conduct research and development activity, stage materials, assemble and/or manufacture vehicles, perform pre-delivery
inspections, test demo vehicles, and securely store vehicles, equipment, parts and finished goods vehicle inventories prior to November 2020 when ADOMANI, Inc. vacated its former corporate office space in Corona, California, and made such facility the new corporate office location in addition to its prior use. The lease is for a period of

36

months, commencing on

January 1, 2020
, and terminating on

December 31, 2022
. The base rent for the term of the lease was $
495,720
, with $
265

due per
month for fire sprinkler alarm monitoring and landscape maintenance. The base rent amount due monthly was $
13,108

at commencement and will escalate to $
13,906

by its
conclusion. See Note 14.
On February 4, 2020, ADOMANI, Inc. signed a sublease agreement with Masters Transportation, Inc. (“Masters”) for Masters to occupy a portion of the Corona, California, facility that the Company occupied effective January
 1, 2020 (see above). The effective date of the Masters’ sublease was February 1, 2020, and it expires when the Company’s lease on the Corona, California facility expires on December 31, 2022. Under the sublease, Masters is obligated to pay the Company monthly rent payments in an amount equal to $6,000 at commencement and thereafter escalating to $6,365 by its conclusion. See Note 14.
The Company’s total net rent expens
e for the year e
nded December 31, 2021 was $252,546, respectively. The total net rent expense for the year ended December 31, 2020 was $154,425.
Other Agreements
Effective January 1, 2017, the Company entered into an employment agreement with Michael Menerey, its Chief Financial Officer. The term of the employment agreement was five years and the agreement provides for an initial annual base salary of $200,000. Effective January 1, 2020, Mr. Menerey’s annual base salary was increased to $215,000. On November 1, 2020, Mr. Menerey agreed to reduce his compensation to $150,000 indefinitely. Mr. Menerey retired on January 2, 2022.
On December 31, 2021, the Company entered into employment agreements with Phillip W. Oldridge (the “Oldridge Agreement”), its Chief Executive Officer, and with Susan M. Emry (the “Emry Agreement”), its Executive Vice President. According to the Oldridge Agreement, effective as of March 1, 2021, Mr. Oldridge will receive an annual base salary of $300,000, payable in semi-monthly installments consistent with the Company’s payroll practices. Mr. Oldridge will also receive participation in medical insurance, dental insurance, and the Company’s other benefit plans. Under the Oldridge Agreement, Mr. Oldridge will also receive an amount equal to five percent of the net income of the Company on an annual basis and will be eligible for a bonus at the sole discretion of the Company’s Board of Directors (the “Board”). The Oldridge Agreement also provides for an automobile monthly allowance of $1,500. Mr. Oldridge’s employment shall continue until terminated in accordance with the Oldridge Agreement. If Mr. Oldridge is terminated without cause or if he terminates his employment for good reason, Mr. Oldridge will be entitled to receive
(i) one-year
of base salary, (ii) reimbursement of reimbursable expenses in accordance with the Oldridge Agreement, (iii) any bonus that would have been payable within the twelve months following the date of termination, and (iv) the value of any accrued and unused paid time off as of the date of termination. According to the Emry Agreement, effective on January 1, 2022, Mrs. Emry will receive an annual base salary of $200,000 and will be eligible for a bonus at the sole discretion of the Board. Mrs. Emry will also receive participation in medical insurance, dental insurance, and the Company’s other benefit plans. Mrs. Emry’s employment shall continue until terminated in accordance with the Emry Agreement. If Mrs. Emry is terminated without cause or if she terminates her employment for good reason, Mrs. Emry will be entitled to receive
(i) one-year
of base salary, (ii) reimbursement of reimbursable expenses in accordance with the Emry Agreement, and (iii) the value of any accrued and unused paid time off as of the date of termination.
The following table summarizes the Company’s future minimum payments under contractual commitments, excluding debt, as of December 31, 2021:

	Payments due by period
	Total	Less than one year	1 - 3 years	4 - 5 years	More than 5 years
Operating lease obligations	$46,173	$46,173	$—	$—	$—
Employment contracts	2,500,000	500,000	1,500,000	500,0000	—

Total	$2,546,173	$546,173	$1,500,000	$500,000	$—

ADOMANI, INC. [Member]
Commitments
11. Commitments
Operating Leases
In January 2020, the Company renewed its lease for office space in Los Altos, California, which serves as office space for its Northern California operations. This lease expired December 31, 2020, and the Company elected not to renew the lease.
In February 2017, the Company signed a lease for storage space in Stockton, California to serve as a location to store vehicles and other equipment utilized for marketing and trade-show purposes. The lease is on a month-to-month
basis and can be terminated by either party with
30-days’
notice. The total amount due monthly is $1,000.
In October 2017, the Company signed a
non-cancellable
lease for its corporate office space in Corona, California, to serve as its corporate headquarters. The lease is for a period of 65 months, terminating February 28, 2023. The base rent for the term of the lease is $568,912. The total amount due monthly is $7,600 at commencement and will escalate to $10,560 by its conclusion. Additionally, the lease included five months in which no rent payment is due. In November 2020, the Company vacated this space following staff reductions and moved remaining staff into the space discussed in the following paragraph. While the Company has not paid the rent on this facility since October 2020, the expense is being accrued at the full amount until a resolution is reached with the landlord.
In December 2019, the Company signed a lease for warehouse space in Corona, California. The facility will be used to conduct research and development activity, stage materials, assemble and/or manufacture vehicles, perform pre-delivery
inspections, test demo vehicles, and securely store vehicles, equipment, parts and finished vehicle inventories. The lease is for a period of 36 months, commencing on January 1, 2020, and terminating on December 31, 2022. The base rent for the term of the lease is $495,720, with $265 due per month for fire sprinkler alarm monitoring and landscape maintenance. The base rent amount due monthly is $13,108 at commencement and will escalate to $13,906 by its conclusion.
On February 4, 2020, the Company signed a sublease agreement with Masters Transportation, Inc. (“Masters”) for Masters to occupy a portion of the Corona, California, facility that the Company occupied effective January 1, 2020 (see above). The effective date of the Masters’ sublease is February 1, 2020, and it expires when the Company’s lease on the Corona, California facility expires on December 31, 2022. Under the sublease, Masters is obligated to pay the Company monthly rent payments in an amount equal to $6,000 at commencement and thereafter escalating to $6,365 by its conclusion.
Other Agreements
In November 2019, the Company renewed its agreement with THINKP3 to provide services with the goal of securing federal grant assistance for development of the Company’s zero-emission
and hybrid transportation solutions for school bus, commercial, government and utility fleets. The agreement expires on November 30, 2020. Fees for these services are $8,000 per month. Due to the
COVID-19
pandemic, effective March 1, 2020, it
was mutually agreed that the fee for services would be reduced to $4,000 per month until both parties agree it should be restored. The contract can be terminated by either party with
30-days’
advance notice. Effective August 31, 2020, the parties mutually agreed to terminate this agreement.
Effective September 16, 2019, the Company renewed its employment agreement with James L. Reynolds, its President. The term of the renewed employment agreement is five years, with an annual base salary of $294,000. The agreement includes an annual car allowance of $18,000. Mr. Reynolds resigned effective October 30, 2020. In connection with Mr. Reynolds’ resignation, the Company and Mr. Reynolds entered into Separation Agreement and General Release, dated October 30, 2020 (the “Separation Agreement”), pursuant to which Mr. Reynolds will be entitled to receive certain separation benefits, as more fully described in Note 9.

In June
2019, the Company entered into an agreement with Renmark Financial Communications USA, Inc. to provide investor relations services. Fees for these services are $6,500 per month. Due to the
COVID-19
pandemic, effective March 1, 2020, it was mutually agreed that the fee for services would be reduced to $3,250 per month through July 2020. Effective August 31, 2020, the parties mutually agreed to terminate this agreement.
Effective January 1, 2017, the Company entered into an employment agreement with Michael Menerey, its Chief Financial Officer. The term of the employment agreement is five years and the agreement provides for an annual base salary of $200,000. Effective January 1, 2020, Mr. Menerey’s annual base salary was increased to $215,000. On November 1, 2020, Mr. Menerey agreed to reduce his compensation to $150,000 indefinitely.
The following table summarizes the Company’s future minimum payments under contractual commitments, excluding debt, as of December 31, 2020, and after giving effect to the termination of the Company’s employment agreement with James L. Reynolds, its former President, and the related payment obligations thereunder, effective as of October 30, 2020, and the Company’s entry into the Separation Agreement and the related payment obligations thereunder, effective as of October 30, 2020:

	Payments due by period
	Total	Less than one year	1–3 years	4–5 years	More than 5 years
Operating lease obligations	$450,985	$211,884	239,101	—	—
Employment contracts	263,000	263,000	—	—	—

Total	$713,985	$474,884	239,101	—	—